Derivatives and Hedging - Cash Convertible Notes Embedded Cash Conversion Option (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Payments for call options	$ 73,646	$ 0	$ 0
Cash conversion option
Derivative [Line Items]
Derivative liability fair value	224,300	187,500
Other income (expense) | Cash conversion option
Derivative [Line Items]
Loss on change in fair value	36,700	$ 16,600
2023 Notes | Cash Convertible Notes | Call option
Derivative [Line Items]
Payments for call options	73,600
Derivative liability fair value	$ 74,500